Note 3 - Acquisitions	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Business Combination Disclosure [Text Block]
Note
3
– Acquisitions

Fiscal
2020
Acquisitions
On
February 12, 2019,
Descartes acquired substantially all of the assets of the businesses run by the Management Systems Resources Inc. group of companies (collectively, “Visual Compliance”), a provider of software solutions and services to automate customs, trade and fiscal compliance processes including denied and restricted party screening processes and export licensing. The purchase price for the acquisition was approximately
$248.9
million, net of cash acquired, which was funded from a combination of drawing on Descartes’ existing credit facility and issuing to the sellers
0.3
million Descartes common shares from treasury. The gross contractual amount of trade receivables acquired was
$6.4
million with a fair value of
$5.2
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was
$1.2
million. The purchase price was finalized in the
three
month period ended
January 31, 2020
with
no
adjustments.

On
May 10, 2019,
Descartes acquired all the shares of Core Transport Technologies NZ Limited (“CORE”), an electronic transportation network that provides global air carriers and ground handlers with shipment scanning and tracking solutions. The purchase price for the acquisition was approximately
$21.8
million, net of cash acquired, which was funded from drawing on Descartes’ existing credit facility. Additional contingent consideration of up to
$9.0
million in cash is payable if certain revenue performance targets are met by CORE in the two
years following the acquisition. The fair value of the contingent consideration was valued at
$1.5
million at the acquisition date. The gross contractual amount of trade receivables acquired was
$0.4
million with a fair value of
$0.4
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value of accrued liability balances as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before
May 10, 2020.

On
June 27, 2019,
Descartes acquired all the shares of Tegmento AG and Contentis AG (collectively, “STEPcom”), a business-to-business supply chain integration network based in Switzerland. The purchase price for the acquisition was approximately
$18.6
million, net of cash acquired, which was funded from drawing on Descartes’ existing credit facility. The gross contractual amount of trade receivables acquired was
$0.9
million with a fair value of
$0.8
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was
$0.1
million. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before
June 27, 2020.

On
August 20, 2019,
Descartes acquired BestTransport.com, Inc. (“BestTransport”), a cloud-based transportation management system provider focused on flatbed-intensive manufacturers and distributors. The purchase price for the acquisition was approximately
$11.7
million, net of cash acquired, which was funded from drawing on Descartes’ existing credit facility. The gross contractual amount of trade receivables acquired was
$0.6
million with a fair value of
$0.6
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before
August 20, 2020.

For the businesses acquired during fiscal
2020,
we incurred acquisition-related costs of
$2.2
million for the year ended
January 31, 2020.
The acquisition-related costs were primarily for advisory services and are included in other charges in our consolidated statements of operations. For the year ended
January 31, 2020,
we have recognized
aggregate revenues of
$33.8
million, and net income (excluding any interest costs on financing the a cquisition) of
$6.4
million from Visual Compliance, CORE, STEPcom and BestTransport since the date of acquisition in our consolidated statements of operations.

The final purchase price allocation for Visual Compliance and the preliminary purchase price allocations CORE, STEPcom and BestTransport, which have not
been finalized, are as follows:

	Visual Compliance	CORE	STEP- com	Best- Transport	Total
Purchase price consideration:
Cash, less cash acquired related to Visual Compliance ($170), CORE ($213), STEPcom ($2,700) and BestTransport ($507)	239,863	21,833	18,639	11,718	292,053
Common shares issued	9,045	–	–	–	9,045
Contingent consideration	–	1,450	–	–	1,450
Net working capital adjustments payable / (receivable)	1,147	62	250	–	1,459
	250,055	23,345	18,889	11,718	304,007
Allocated to:
Current assets, excluding cash acquired	6,403	689	1,470	815	9,377
Property and equipment	30	2,048	257	35	2,370
Deferred income tax asset	30,924	–	–	–	30,924
Right-of-use assets	1,188	68	232	194	1,682
Current liabilities	(840)	(352)	(874)	(284)	(2,350)
Deferred revenue	(10,267)	(278)	(813)	(9)	(11,367)
Lease obligations	(1,188)	(68)	(232)	(194)	(1,682)
Deferred income tax liability	(282)	(3,332)	(2,316)	(1,352)	(7,282)
Net tangible assets (liabilities) assumed	25,968	(1,225)	(2,276)	(795)	21,672

Finite life intangible assets acquired:
Customer agreements and relationships	32,186	4,600	10,839	3,000	50,625
Existing technology	69,422	6,800	–	3,800	80,022
Trade names	528	200	102	50	880
Non-compete covenants	3,166	300	205	150	3,821
Goodwill	118,785	12,670	10,019	5,513	146,987
	250,055	23,345	18,889	11,718	304,007

The above transactions were accounted for using the acquisition method in accordance with ASC Topic
805,
“Business Combinations”. The purchase price allocations in the table above represents our estimates of the allocation of the purchase price and the fair value of net assets acquired. The preliminary purchase price allocations may
differ from the final purchase price allocations, and these differences may
be material. Revisions to the allocations will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocations will be completed within one
year from the acquisition dates.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Visual Compliance (in years)	CORE (in years)	STEPcom (in years)	Best Transport (in years)
Customer agreements and relationships	14	13	9	12
Existing technology	7	6	N/A	6
Trade names	5	8	3	3
Non-compete covenants	5	5	3	2

The goodwill on the Visual Compliance, CORE, STEPcom and BestTransport acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the CORE, STEPcom and BestTransport acquisitions is not
deductible for tax purposes. The goodwill from the Visual Compliance acquisition is deductible for tax purposes.

Fiscal
2019
Acquisitions
On
February 2, 2018,
Descartes acquired Aljex Software, Inc. (“Aljex”), a cloud-based provider of back-office transportation management solutions for freight brokers and transportation providers. US-based Aljex helps customers automate business processes and create electronic documents critical for executing transportation moves through the lifecycle of a shipment. The purchase price for the acquisition was approximately
$32.4
million, net of cash acquired, which was funded from drawing on Descartes’ existing credit facility. The gross contractual amount of trade receivables acquired was
$0.2
million with a fair value of
$0.2
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
January 31, 2019
with
no
adjustments.

On
June 22, 2018,
Descartes acquired certain assets of Velocity Mail, LLC (“Velocity Mail”), an electronic transportation network that provides global air carriers with mail and parcel shipment scanning and tracking solutions. Using US-based Velocity Mail’s network, global air carriers leverage mobile devices to accurately track shipments and deliveries in real-time. The purchase price for the acquisition was approximately
$26.1
million, net of cash acquired, which was funded from drawing on Descartes’ existing credit facility. The gross contractual amount of trade receivables acquired was
$1.0
million with a fair value of
$1.0
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
July 31, 2019
with
no
adjustments.

On
August 21, 2018,
Descartes acquired PinPoint GPS Solutions Inc. (“PinPoint”), a provider of fleet tracking and mobile workforce solutions. Canada-based PinPoint helps customers collect real-time location information on trucks and mobile workers using technology, including Geotab (telematics) and SkyBitz (trailer tracking). The purchase price for the acquisition was approximately
$11.0
million
(CAD
$14.4
million)
, net of cash acquired, which was funded from a combination of drawing on Descartes’ existing credit facility and issuing to the sellers less than
0.1
million Descartes common shares from treasury.
Additional contingent consideration of up to
$2.3
million (CAD
$3.0
million) in cash is payable if certain revenue performance targets are met by PinPoint in the two
years following the acquisition. The fair value of the contingent consideration was valued at
$0.7
million at the acquisition date. The gross contractual amount of trade receivables acquired was
$0.5
million with a fair value of
$0.5
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
July 31, 2019
with
no
adjustments.

The final purchase price allocations for businesses we acquired during
2019
are as follows:
	Aljex	Velocity Mail	PinPoint	Total
Purchase price consideration:
Cash, less cash acquired related to Aljex ($193), Velocity Mail (nil) and PinPoint ($769)	32,382	26,107	9,443	67,932
Common shares issued	–	–	1,536	1,536
Contingent consideration	–	–	714	714
Net working capital adjustments (receivable) / payable	(152)	(102)	36	(218)
	32,230	26,005	11,729	69,964
Allocated to:
Current assets, excluding cash acquired	607	1,407	599	2,613
Other long-term assets	–	501	–	501
Current liabilities	(266)	(81)	(559)	(906)
Deferred revenue	(1,024)	(70)	(574)	(1,668)
Deferred income tax liability	(4,200)	–	(2,077)	(6,277)
Net tangible (liabilities) assets assumed	(4,883)	1,757	(2,611)	(5,737)
Finite life intangible assets acquired:
Customer agreements and relationships	5,300	7,800	7,758	20,858
Existing technology	12,400	7,600	–	20,000
Tradenames	280	100	207	587
Non-compete covenants	230	300	69	599
Goodwill	18,903	8,448	6,306	33,657
	32,230	26,005	11,729	69,964

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Aljex (in years)	Velocity Mail (in years)	PinPoint (in years)
Customer agreements and relationships	13	12	9
Existing technology	5	5	N/A
Trade names	8	4	8
Non-compete covenants	5	5	5

The goodwill on the Aljex, Velocity Mail and PinPoint acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the Aljex and PinPoint acquisitions is not
deductible for tax purposes. The goodwill from the Velocity Mail acquisition is deductible for tax purposes.

Fiscal
2018
Acquisitions
On
August 14, 2017,
we acquired MacroPoint LLC (“MacroPoint”), an electronic transportation network providing location-based truck tracking and predictive freight capacity data content. US-based MacroPoint runs a connected network helping transportation brokers, logistics service providers and shippers track the locations of deliveries in trucks as well as predictive freight capacity to help identify early opportunities for additional freight moves. The purchase price for the acquisition was approximately
$106.2
million, net of cash acquired, which was funded using
$20.0
million of our common shares,
$80.0
million from drawing on Descartes’ credit facility and the balance from cash on hand. The gross contractual amount of trade receivables acquired was
$2.0
million with a fair value of
$2.0
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
July 31, 2018
with
no
adjustments.

On
June 1, 2017,
we acquired substantially all of the assets of PCSTrac, Inc., including certain related assets of Progressive Computer Services Inc., doing business as PCS Technologies (collectively referred to as “PCSTrac”). US-based PCSTrac helps specialty retailers and their logistics service providers collaborate to improve carton-level visibility for shipments from distribution centers to stores. PCSTrac’s solutions provide visibility and insight into the store replenishment supply chain, helping increase sales, enhance loss prevention, and improve inventory control. The total purchase price for the acquisition was
$11.5
million, net of cash acquired, which was funded using cash on hand. The gross contractual amount of trade receivables acquired was
$0.4
million with a fair value of
$0.4
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
April 30, 2018
with
no
adjustments.

On
May 18, 2017,
we acquired Z-Firm LLC (“ShipRush”), a US-based provider of e-commerce multi-carrier parcel shipping solutions for small-to medium-sized businesses. The ShipRush platform helps customers streamline their supply chain and reduce transportation costs by automatically importing orders, comparing carrier rates, printing shipping labels for all major carriers, and tracking through final delivery. The purchase price for the acquisition was
$14.2
million, net of cash acquired, which was funded using cash on hand. Additional contingent consideration of up to
$3.0
million in cash is payable if certain revenue performance targets are met by ShipRush in the two
years following the acquisition. The fair value of the contingent consideration was valued at
$1.2
million at the acquisition date. The gross contractual amount of trade receivables acquired was
$0.4
million with a fair value of
$0.4
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
April 30, 2018
with
no
adjustments.

The final purchase price allocations for businesses we acquired during
2018
are as follows:
	ShipRush	PCSTrac	MacroPoint	Total
Purchase price consideration:
Cash, less cash acquired related to ShipRush ($253), PCSTrac (nil) and MacroPoint ($2,098)	14,198	11,492	86,177	111,867
Common shares issued	–	–	20,000	20,000
Contingent consideration	1,233	–	–	1,233
Net working capital adjustments payable	88	40	163	291
	15,519	11,532	106,340	133,391
Allocated to:
Current assets, excluding cash acquired	461	467	2,127	3,055
Current liabilities	(266)	(10)	(1,693)	(1,969)
Deferred revenue	(609)	–	(5,787)	(6,396)
Net tangible (liabilities) assets assumed	(414)	457	(5,353)	(5,310)
Finite life intangible assets acquired:
Customer agreements and relationships	2,400	1,850	26,030	30,280
Existing technology	4,710	3,270	17,170	25,150
In-process research and development	–	–	290	290
Tradenames	120	60	570	750
Non-compete covenants	100	80	2,420	2,600
Goodwill	8,603	5,815	65,213	79,631
	15,519	11,532	106,340	133,391

The acquired intangible assets are being amortized over their estimated useful lives as follows:
	ShipRush (in years)	PCSTrac (in years)	MacroPoint (in years)
Customer agreements and relationships	9	13	12
Existing technology	5	5	5
Trade names	8	4	8
Non-compete covenants	5	5	5

The goodwill on the ShipRush, PCSTrac and MacroPoint acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the PCSTrac, ShipRush and MacroPoint acquisitions is deductible for tax purposes.

Pro Forma Results of Operations (Unaudited)
The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired BestTransport, STEPcom, CORE, Visual Compliance, PinPoint, Velocity Mail, Aljex, MacroPoint, PCSTrac and ShipRush as of
February 1, 2017.

This pro forma information is for information purposes only and does not
purport to represent what our actual results of operations for the periods presented would have been had the acquisitions of BestTransport, STEPcom, CORE, Visual Compliance, PinPoint, Velocity Mail, Aljex, MacroPoint, PCSTrac and ShipRush occurred at
February 1, 2017,
or to project our results of operations for any future period.

Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Revenues	333,323	322,649	313,759
Net income	37,540	31,609	25,312
Earnings per share
Basic	0.46	0.41	0.33
Diluted	0.45	0.41	0.33